Income Taxes - Deferred tax assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Non-current deferred tax assets
Allowance for doubtful debt	¥ 7,682	$ 1,177	¥ 9,442
Advertising expense	183	28	41
Additional social insurance	1,086	166	1,086
Accrued expense and other current liability	772	118	1,907
Tax losses	75,846	11,625	38,040
Less: valuation allowance	¥ (85,569)	$ (13,114)	¥ (50,516)